UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended December 31, 2011
This is not an Amendment

Institutional Investment Manager Filing this Report:

Name: Quantum Capital Management, LLC.

Address: 105 East Mill Road
         Northfield, NJ 08225

13F File Number: 28-14402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit, that all informations contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hughes
Title:  President
Phone:  609-677-4949

Signature, Place, Date of Signing

 John Hughes                  Northfield, NJ          February 10, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]                [Date]

Report Type:

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                                  -----------------------

Form 13F Information Table Entry Total:            50
                                                  -----------------------

Form 13F Information Table Value Total:            $165,852 (x thousand)
                                                  -----------------------


List of Other Included Managers:


D


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                           Form 13F Information Table


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FORM 13F INFORMATION TABLE



    COLUMN 1                  COLUMN 2        COLUMN 3 COLUMN 4   COLUMN 5          COLUMN 6   COLUMN 7     COLUMN 8
                              TITLE OF                  VALUE     SHARES/ SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
 NAME OF ISSUER                CLASS           CUSIP   (X$1000)   PRN AMT PRN CALL  DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co      CL A             002896207    2613   53501    SH          Sole             53501
Aecom Technology Corp DelawaCOM              00766T100    3568  173438    SH          Sole            173438
Atrion Corp                 COM              049904105     514    2140    SH          Sole              2140
Autodesk Inc                COM              052769106    2582   85116    SH          Sole             85116
Avis Budget Group           COM              053774105     525   49001    SH          Sole             49001
Avis Budget Group           Note             053774105       3    3000    PRN         Sole              3000
Banco Bradesco S A          SP ADR PFD NEW   059460303     250   15000    SH          Sole             15000
Berkshire Hathaway Inc Del  CL B NEW         084670702    3251   42614    SH          Sole             42614
Cass Information Sys Inc    COM              14808P109    4411  121225    SH          Sole            121225
Companhia de Bebidas das AmeSPONSORED ADR    20441W203    4127  114356    SH          Sole            114356
Copart Inc                  COM              217204106   13898  290197    SH          Sole            290197
Credit Accep Corp Mich      COM              225310101    2304   28002    SH          Sole             28002
Direxion Shs ETF Tr         DLY SMCAP BEAR3X 25459W110    1881   71026    SH          Sole             71026
Donaldson Inc               COM              257651109    9945  146085    SH          Sole            146085
Heartland Pmt Sys Inc       COM              42235N108     672   27601    SH          Sole             27601
Intrepid Potash Inc         COM              46121Y102    4328  191235    SH          Sole            191235
Ishares Silver Trust        ISHARES          46428Q109       1      27    SH          Sole                27
Ishares TR                  Russell 3000     464287689      14     190    SH          Sole               190
Ishares TR                  IBOXX INV CPBD   464287242   14385  126450    SH          Sole            126450
Ishares TR                  BARCLAYS MBS BD  464288588     454    4198    SH          Sole              4198
ITAU Unibanco Hldg SA       SPON ADR REP PFD 465562106     371   20000    SH          Sole             20000
Johnson & Johnson           COM              478160104    3384   51603    SH          Sole             51603
Johnson Ctls Inc            COM              478366107     313   10000    SH          Sole             10000
Kar Auction Svcs Inc        COM              48238T109     803   59504    SH          Sole             59504
Landauer Inc                COM              51476K103     232    4501    SH          Sole              4501
Landstar Sys Inc            COM              515098101    1189   24821    SH          Sole             24821
LKQ Corp                    COM              501889208    9953  330884    SH          Sole            330884
Market Vectors ETF TR       JR GOLD MINERS E 57060U589    1112   45000    SH          Sole             45000
Medtronic Inc               COM              585055106     344    9000    SH          Sole              9000
Microsoft Corp              COM              594918104   12892  496623    SH          Sole            496623
Mosaic Co New               COM              61945C103     504   10000    SH          Sole             10000
Nicholas Financial Inc      COM NEW          65373J209    2225  173583    SH          Sole            173583
Nordson Corp                COM              655663102    1091   26502    SH          Sole             26502
Oracle Corp                 COM              68389X105    5030  196092    SH          Sole            196092
Potash Corp Sask Inc        COM              73755L107    1032   25000    SH          Sole             25000
Preformed Line Prods Co     COM              740444104     236    3951    SH          Sole              3951
Progressive Corp Ohio       COM              743315103   15031  770408    SH          Sole            770408
Proshares TR                ULT SHR S&P500   74347X856       2     120    SH          Sole               120
Proshares TR                ULTSHT CHINA 25  74347X567    1438   47355    SH          Sole             47355
Proshares TR                PSHS ULSHRUS2000 74348A202      12     315    SH          Sole               315
Proshares TR                PSHS ULTSH 20YRS 74347R297      19    1050    SH          Sole              1050
Proshares TR II             ULTRASHORT EURO  74347W882    7611  373997    SH          Sole            373997
SEI Investments Co          COM              784117103   13935  803188    SH          Sole            803188
South Jersey Inds Inc       COM              838518108     205    3603    SH          Sole              3603
SPDR Gold Trust             GOLD SHS         78463V107    3156   20765    SH          Sole             20765
Sprott Physical Gold Trust  UNIT             85207H104    3188  230351    SH          Sole            230351
Sun Hydraulics Corp         COM              866942105     422   18001    SH          Sole             18001
Tupperware Brands Corp      COM              899896104    9052  161722    SH          Sole            161722
Vistaprint N V              SHS              N93540107     410   13401    SH          Sole             13401
Yamana Gold Inc             COM              98462Y100     934   63601    SH          Sole             63601

Total $165,852

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